                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-4165
                                  ----------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      09-30
                          ------------------------------------------------------

Date of reporting period:     06-30-2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2005 FUND
JUNE 30, 2005

[american century investments logo and text logo]

TARGET 2005 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 89.1%
        $9,000,000  U.S. Treasury Bills,
                    2.88%, 7/28/05                                 $   8,980,596
           164,000  AID (Israel), 2.05%, 8/15/05                         163,335
           328,000  CATS, 1.67%, 8/15/05                                 326,643
        17,500,000  STRIPS -- COUPON,
                    2.98%, 8/15/05                                    17,432,889
        24,970,000  STRIPS -- PRINCIPAL,
                    3.62%, 8/15/05                                    24,874,010
               800  TR, 1.70%, 8/15/05                                       797
         1,245,000  TR, 1.73%, 8/15/05                                 1,239,849
           436,000  AID (Israel), 1.68%, 9/15/05                         432,994
           187,000  AID (Israel), 1.68%, 9/15/05                         185,711
        22,969,000  REFCORP STRIPS -- COUPON,
                    3.06%, 10/15/05                                   22,753,873
        20,000,000  STRIPS -- PRINCIPAL,
                    3.07%, 10/31/05                                   19,785,220
        31,050,000  BECC, 6.10%, 11/15/05                             30,640,543
           328,000  CATS, 1.92%, 11/15/05                                323,735
         4,283,519  CUBES, 2.36%, 11/15/05                             4,227,812
         1,200,000  LION, 6.41%, 11/15/05                              1,183,958
        22,234,000  STRIPS -- COUPON,
                    3.47%, 11/15/05                                   21,965,013
        32,000,000  STRIPS -- PRINCIPAL,
                    3.12%, 11/15/05                                   31,610,527
        42,600,000  STRIPS -- PRINCIPAL,
                    3.45%, 11/15/05                                   42,081,514
         2,247,000  TBR, 8.45%, 11/15/05                               2,218,184
           100,000  TIGR, 1.94%, 11/15/05                                 98,700
        20,000,000  TR, 4.08%, 11/15/05                               19,739,900
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           250,265,803
(Cost $249,938,319)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 10.0%
        16,878,000  FHLMC STRIPS -- COUPON,
                    3.00%, 7/15/05                                    16,855,520
           125,000  FNMA STRIPS -- COUPON,
                    2.35%, 8/12/05                                       124,477
           450,000  FHLMC STRIPS -- COUPON,
                    2.54%, 8/15/05                                       448,121
         1,000,000  FHLMC STRIPS -- PRINCIPAL,
                    2.54%, 8/15/05                                       995,825
           587,000  FHLMC STRIPS -- COUPON,
                    2.14%, 9/15/05                                       582,834
           689,000  FNMA STRIPS -- COUPON,
                    2.78%, 9/15/05                                       684,110
           688,000  FICO STRIPS -- COUPON,
                    2.22%, 9/26/05                                       682,435
         2,088,000  FHLMC STRIPS -- COUPON,
                    2.04%, 10/15/05                                    2,066,963
           200,000  TVA STRIPS -- COUPON,
                    3.31%, 10/15/05                                      197,962
            10,000  FICO STRIPS -- COUPON,
                    2.96%, 11/2/05                                         9,883
           435,000  FICO STRIPS -- COUPON,
                    2.63%, 11/11/05                                      429,534
         3,295,000  FNMA STRIPS -- COUPON,
                    3.30%, 11/15/05                                    3,251,783
         1,738,000  Government Trust Certificates,
                    4.40%, 11/15/05                                    1,715,693
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     28,045,140
(Cost $28,062,791)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
           829,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(2)                                     829,000
                                                                 ---------------
(Cost $829,000)

TARGET 2005 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.4%                                  279,139,943
                                                                 ---------------
(Cost $278,830,110)

OTHER ASSETS AND LIABILITIES - 0.6%                                    1,779,233
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 280,919,176
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
BECC = Book Entry Callable Corpus
CATS = Certificates of Accrual of Treasury Securities
CUBES = Coupons Under Book Entry Safekeeping
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
LION = Lehman Investment Opportunity Note
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TBR = Treasury Bond Receipts
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2005 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 278,907,056
                                                                 ===============
Gross tax appreciation of investments                             $     337,379
Gross tax depreciation of investments                                  (104,492)
                                                                 ---------------
Net tax appreciation of investments                               $     232,887
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report. The American Century Investments logo, American
Century and American Century Investments are service marks of American Century
Proprietary Holdings, Inc.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
JUNE 30, 2005

[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 83.4%
        $1,000,000  STRIPS -- COUPON,
                    3.44%, 5/15/09                                 $     868,313
            59,000  TIGR, 3.77%, 5/15/09                                  50,746
         5,106,000  TR, 3.93%, 5/15/09                                 4,391,692
        16,367,000  CATS, 4.98%, 8/15/09                              13,935,385
         1,400,000  Federal Judiciary,
                    3.47%, 8/15/09                                     1,194,416
         2,000,000  STRIPS -- COUPON,
                    3.40%, 8/15/09                                     1,720,170
           149,500  TIGR, 2.95%, 8/15/09                                  78,332
            13,000  TIGR, 2.95%, 8/15/09                                   6,811
           534,000  REFCORP STRIPS -- COUPON,
                    3.65%, 10/15/09                                      455,922
         1,237,000  CATS, 6.31%, 11/15/09                              1,043,444
         2,000,000  STRIPS -- COUPON,
                    5.34%, 11/15/09                                    1,705,250
        35,500,000  STRIPS - PRINCIPAL,
                    5.57%, 11/15/09                                   30,122,389
           715,000  REFCORP STRIPS -- INTEREST,
                    3.63%, 1/15/10                                       604,558
         1,000,000  STRIPS -- COUPON,
                    3.77%, 2/15/10                                       844,121
         1,228,000  REFCORP STRIPS -- COUPON,
                    7.16%, 4/15/10                                     1,029,985
           787,000  STRIPS -- COUPON,
                    7.99%, 5/15/10                                       659,839
           577,000  STRIPS -- COUPON,
                    9.24%, 8/15/10                                       480,381
        11,000,000  STRIPS -- PRINCIPAL,
                    3.98%, 8/15/10                                     9,067,102
         3,136,000  REFCORP STRIPS -- COUPON,
                    6.53%, 10/15/10                                    2,589,674
        12,839,000  STRIPS -- COUPON,
                    5.66%, 11/15/10                                   10,599,506
        19,361,000  REFCORP STRIPS -- COUPON,
                    6.28%, 1/15/11                                    15,743,688
           507,000  Federal Judiciary, 4.38%, 2/15/11                    406,464
        27,310,000  STRIPS -- COUPON,
                    7.95%, 2/15/11                                    22,137,404
         1,850,000  REFCORP STRIPS -- COUPON,
                    8.14%, 4/15/11                                     1,484,353
        27,500,000  STRIPS -- COUPON,
                    5.80%, 5/15/11                                    22,071,500
         7,000,000  REFCORP STRIPS -- COUPON,
                    4.98%, 7/15/11                                     5,551,014
         9,715,000  STRIPS -- COUPON,
                    7.03%, 8/15/11                                     7,706,064
        29,287,000  REFCORP STRIPS -- COUPON,
                    4.80%, 10/15/11                                   22,963,497
        11,000,000  STRIPS -- COUPON,
                    4.06%, 11/15/11                                    8,637,783
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           188,149,803
(Cost $171,358,515)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) - 16.5%
         3,555,000  FHLMC STRIPS -- COUPON,
                    4.44%, 1/15/10                                     2,965,695
         3,244,000  FICO STRIPS -- COUPON,
                    4.27%, 4/6/10                                      2,694,966
         9,460,000  FICO STRIPS -- COUPON,
                    6.02%, 5/11/10                                     7,836,351
         2,805,000  FICO STRIPS -- COUPON,
                    6.09%, 5/30/10                                     2,319,766
         3,750,000  FHLMC STRIPS -- COUPON,
                    4.95%, 7/15/10                                     3,077,055
         1,231,000  FHLMC STRIPS -- COUPON,
                    4.16%, 9/15/10                                     1,004,247
         2,800,000  FICO STRIPS -- COUPON,
                    4.42%, 10/6/10                                     2,288,625
         7,000,000  FICO STRIPS -- COUPON,
                    6.11%, 11/11/10                                    5,701,045
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                    1,938,915
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                    3,585,486
         2,973,000  FICO STRIPS -- COUPON,
                    4.77%, 12/6/10                                     2,409,834
         1,845,000  FHLMC STRIPS -- COUPON,
                    4.71%, 1/15/11                                     1,476,910
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     37,298,895
(Cost $34,815,262)                                               ---------------

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.2%
           368,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(2)                                     368,000
                                                                 ---------------
(Cost $368,000)

TOTAL INVESTMENT SECURITIES - 100.1%                                 225,816,698
                                                                 ---------------
(Cost $206,541,777)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (113,199)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 225,703,499
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 206,541,777
                                                                 ===============
Gross tax appreciation of investments                             $  19,331,797
Gross tax depreciation of investments                                   (56,876)
                                                                 ---------------
Net tax appreciation of investments                               $  19,274,921
                                                                 ===============

The cost of investments for federal tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
JUNE 30, 2005

[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 88.4%
        $4,000,000  STRIPS -- COUPON,
                    4.44%, 5/15/14                                 $   2,800,196
         1,684,000  REFCORP STRIPS -- COUPON,
                    4.82%, 10/15/14                                    1,142,591
         3,000,000  STRIPS -- COUPON,
                    4.65%, 11/15/14                                    2,054,554
        13,310,000  REFCORP STRIPS -- COUPON,
                    6.97%, 1/15/15                                     8,921,054
         3,485,000  Federal Judiciary, 4.69%, 2/15/15                  2,314,277
         8,850,000  STRIPS -- COUPON,
                    6.81%, 2/15/15                                     5,988,830
        27,560,000  REFCORP STRIPS -- COUPON,
                    8.09%, 4/15/15                                    18,263,351
         7,408,000  STRIPS -- COUPON,
                    6.03%, 5/15/15                                     4,962,412
        28,469,000  REFCORP STRIPS -- COUPON,
                    8.17%, 7/15/15                                    18,638,113
        17,203,000  STRIPS -- COUPON,
                    6.74%, 8/15/15                                    11,384,877
        28,598,000  REFCORP STRIPS -- COUPON,
                    7.81%, 10/15/15                                   18,499,474
        29,481,000  STRIPS -- COUPON,
                    6.59%, 11/15/15                                   19,312,502
         5,500,000  STRIPS -- PRINCIPAL,
                    5.04%, 11/15/15                                    3,617,636
         4,159,000  REFCORP STRIPS -- COUPON,
                    5.15%, 1/15/16                                     2,656,341
        14,800,000  STRIPS -- COUPON,
                    7.07%, 2/15/16                                     9,576,932
         8,700,000  STRIPS -- COUPON,
                    8.06%, 5/15/16                                     5,566,373
        28,091,000  REFCORP STRIPS -- COUPON,
                    8.23%, 7/15/16                                    17,481,338
         1,000,000  STRIPS -- COUPON,
                    4.91%, 8/15/16                                       631,898
        28,742,000  REFCORP STRIPS -- COUPON,
                    7.63%, 10/15/16                                   17,656,297
         3,500,000  STRIPS -- COUPON,
                    5.12%, 11/15/16                                    2,184,070
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           173,653,116
(Cost $130,205,794)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 11.1%
         2,232,000  FICO STRIPS -- COUPON,
                    5.14%, 5/30/14                                     1,517,392
         5,000,000  FHLMC STRIPS -- COUPON,
                    4.94%, 11/24/14                                    3,308,800
           180,000  FICO STRIPS -- COUPON,
                    5.00%, 11/30/14                                      119,434
         7,681,000  FICO STRIPS -- COUPON,
                    6.78%, 2/8/15                                      5,046,239
         1,017,000  FICO STRIPS -- COUPON,
                    5.76%, 4/6/15                                        663,218
         3,750,000  FHLMC STRIPS -- COUPON,
                    5.88%, 7/15/15                                     2,405,213
            52,000  FICO STRIPS -- COUPON,
                    5.47%, 11/2/15                                        32,992
         2,000,000  FICO STRIPS -- COUPON,
                    5.77%, 11/11/15                                    1,267,514
           190,000  FICO STRIPS -- COUPON,
                    5.16%, 12/6/15                                       119,989
         5,125,000  FICO STRIPS -- COUPON,
                    4.70%, 12/27/15                                    3,226,680
         1,500,000  FHLMC STRIPS -- COUPON,
                    5.45%, 1/15/16                                       939,099
         5,000,000  FICO STRIPS -- COUPON,
                    6.42%, 6/6/16                                      3,078,495
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     21,725,065
(Cost $19,178,616)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
           774,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(2)                                     774,000
                                                                 ---------------
(Cost $774,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                  196,152,181
                                                                 ---------------
(Cost $150,158,410)

OTHER ASSETS AND LIABILITIES - 0.1%                                      241,449
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 196,393,630
                                                                 ===============

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 150,337,639
                                                                 ===============
Gross tax appreciation of investments                              $  45,814,542
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation of investments                                $  45,814,542
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
JUNE 30, 2005

[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 95.9%
       $20,500,000  REFCORP STRIPS -- COUPON,
                    6.36%, 1/15/19                                 $  11,242,467
           135,000  Federal Judiciary,
                    5.69%, 2/15/19                                        73,533
         3,000,000  STRIPS -- COUPON,
                    4.93%, 2/15/19                                     1,678,213
           258,000  REFCORP STRIPS -- COUPON,
                    6.21%, 4/15/19                                       139,741
         1,000,000  STRIPS -- COUPON,
                    5.26%, 5/15/19                                       552,722
           289,000  Federal Judiciary,
                    5.73%, 8/15/19                                       153,519
         1,000,000  STRIPS -- COUPON,
                    5.26%, 8/15/19                                       546,093
         4,000,000  STRIPS -- COUPON,
                    5.83%, 11/15/19                                    2,158,064
        19,674,000  REFCORP STRIPS -- COUPON,
                    8.52%, 1/15/20                                    10,262,667
         5,000,000  STRIPS -- COUPON,
                    7.36%, 2/15/20                                     2,664,960
        27,299,000  REFCORP STRIPS -- COUPON,
                    6.10%, 4/15/20                                    14,061,251
           396,000  AID (Israel), 5.91%, 5/15/20                         201,094
         7,188,000  STRIPS -- COUPON,
                    7.51%, 5/15/20                                     3,784,640
         2,000,000  STRIPS -- PRINCIPAL,
                    6.14%, 5/15/20                                     1,056,114
        42,918,000  REFCORP STRIPS -- COUPON,
                    7.84%, 7/15/20                                    21,849,082
        47,144,000  REFCORP STRIPS -- PRINCIPAL,
                    6.25%, 7/15/20                                    24,071,207
           115,000  Federal Judiciary, 6.19%, 8/15/20                     58,100
        14,135,000  STRIPS -- COUPON,
                    6.13%, 8/15/20                                     7,362,568
         5,000,000  STRIPS -- PRINCIPAL,
                    6.21%, 8/15/20                                     2,612,095
        36,406,000  REFCORP STRIPS -- COUPON,
                    6.35%, 10/15/20                                   18,327,072
         3,000,000  REFCORP STRIPS -- PRINCIPAL,
                    6.64%, 10/15/20                                    1,514,745
        29,407,000  STRIPS -- COUPON,
                    7.52%, 11/15/20                                   15,153,103
        35,482,000  REFCORP STRIPS -- COUPON,
                    7.27%, 1/15/21                                    17,662,585
        23,535,000  REFCORP STRIPS -- PRINCIPAL,
                    5.82%, 1/15/21                                    11,751,143
           100,000  Federal Judiciary, 5.83%, 2/15/21                     49,205
         9,750,000  STRIPS -- COUPON,
                    6.17%, 2/15/21                                     4,970,180
        10,500,000  STRIPS -- COUPON,
                    6.08%, 5/15/21                                     5,286,876
         5,000,000  STRIPS -- PRINCIPAL,
                    5.85%, 5/15/21                                     2,525,395
        10,000,000  STRIPS -- PRINCIPAL,
                    5.81%, 8/15/21                                     4,988,870
         2,000,000  STRIPS -- COUPON,
                    5.30%, 11/15/21                                      982,340
        10,000,000  STRIPS -- PRINCIPAL,
                    5.46%, 11/15/21                                    4,927,460
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           192,667,104
(Cost $141,500,646)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 3.6%
           535,000  FICO STRIPS -- COUPON,
                    5.81%, 4/5/19                                        287,950
            11,000  TVA STRIPS -- COUPON,
                    5.66%, 5/1/19                                          5,749
             9,000  TVA STRIPS -- COUPON,
                    5.70%, 11/1/19                                         4,581
         6,250,000  FHLMC STRIPS -- COUPON,
                    6.30%, 1/15/20                                     3,177,888
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                      3,715,614
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      7,191,782
(Cost $5,930,292)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
           665,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(2)                                     665,000
                                                                 ---------------
(Cost $665,000)

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%                                  200,523,886
                                                                 ---------------
(Cost $148,095,938)

OTHER ASSETS AND LIABILITIES - 0.2%                                      362,989
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 200,886,875
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FICO = Financing Corporation
FHLMC = Federal Home Loan Mortgage Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 148,097,731
                                                                 ===============
Gross tax appreciation of investments                              $  52,426,155
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation of investments                                $  52,426,155
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
JUNE 30, 2005

[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 97.0%
        $4,650,000  REFCORP STRIPS -- COUPON,
                    6.56%, 1/15/24                                 $   2,003,983
         6,000,000  STRIPS -- COUPON,
                    5.41%, 2/15/24                                     2,658,126
         1,560,000  REFCORP STRIPS -- COUPON,
                    6.66%, 4/15/24                                       664,055
         3,000,000  STRIPS -- COUPON,
                    5.48%, 5/15/24                                     1,312,191
           926,000  REFCORP STRIPS -- COUPON,
                    7.10%, 7/15/24                                       389,570
         5,000,000  STRIPS -- COUPON,
                    6.50%, 8/15/24                                     2,163,160
        13,184,000  REFCORP STRIPS -- COUPON,
                    7.30%, 10/15/24                                    5,485,137
        26,600,000  STRIPS -- COUPON,
                    4.95%, 11/15/24                                   11,382,619
         1,600,000  STRIPS -- PRINCIPAL,
                    7.26%, 11/15/24                                      688,573
        13,050,000  REFCORP STRIPS -- COUPON,
                    7.28%, 1/15/25                                     5,369,318
        20,400,000  STRIPS -- COUPON,
                    5.00%, 2/15/25                                     8,634,422
         5,500,000  STRIPS -- PRINCIPAL,
                    6.17%, 2/15/25                                     2,345,855
        23,013,000  REFCORP STRIPS -- COUPON,
                    6.56%, 4/15/25                                     9,375,772
        47,175,000  STRIPS -- COUPON,
                    4.95%, 5/15/25                                    19,788,113
        13,556,000  REFCORP STRIPS -- COUPON,
                    6.44%, 7/15/25                                     5,465,522
        46,000,000  STRIPS -- COUPON,
                    4.90%, 8/15/25                                    19,085,400
         2,850,000  STRIPS -- PRINCIPAL,
                    6.54%, 8/15/25                                     1,187,131
        23,493,000  REFCORP STRIPS -- COUPON,
                    6.57%, 10/15/25                                    9,367,552
        37,670,000  STRIPS -- COUPON,
                    5.17%, 11/15/25                                   15,459,391
        25,035,000  REFCORP STRIPS -- COUPON,
                    7.08%, 1/15/26                                     9,872,427
         5,299,000  STRIPS -- COUPON,
                    6.39%, 2/15/26                                     2,151,018
         2,000,000  STRIPS -- PRINCIPAL,
                    5.69%, 2/15/26                                       816,788
        39,174,000  REFCORP STRIPS -- COUPON,
                    6.25%, 4/15/26                                    15,298,504
         3,991,000  STRIPS -- COUPON,
                    6.12%, 5/15/26                                     1,605,731
        31,767,000  REFCORP STRIPS -- COUPON,
                    7.29%, 7/15/26                                    12,260,791
         2,600,000  STRIPS -- COUPON,
                    6.49%, 8/15/26                                     1,032,595
        11,739,000  REFCORP STRIPS -- COUPON,
                    7.35%, 10/15/26                                    4,482,866
         5,000,000  STRIPS -- COUPON,
                    5.75%, 11/15/26                                    1,968,285
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           172,314,895
(Cost $132,195,439)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 2.1%
            10,000  FNMA STRIPS -- COUPON,
                    6.14%, 4/8/24                                          4,111
         1,000,000  TVA STRIPS -- COUPON,
                    6.58%, 5/1/24                                        403,777
         5,099,000  FNMA STRIPS -- COUPON,
                    5.98%, 3/23/25                                     2,002,515
         1,092,000  TVA STRIPS -- COUPON,
                    6.12%, 11/1/25                                       410,311
         2,376,000  TVA STRIPS -- PRINCIPAL,
                    6.50%, 11/1/25                                       895,774
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      3,716,488
(Cost $2,862,494)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
           497,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(2)                                     497,000
                                                                 ---------------
(Cost $497,000)

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.4%                                  176,528,383
                                                                 ---------------
(Cost $135,554,933)

OTHER ASSETS AND LIABILITIES - 0.6%                                    1,142,632
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 177,671,015
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 135,883,362
                                                                 ===============
Gross tax appreciation of investments                              $  40,645,021
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation of investments                                $  40,645,021
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:    August 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President
                (principal executive officer)

Date:    August 26, 2005

By:      /s/ Maryanne L. Roepke
         ----------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    August 26, 2005